Unaudited Interim Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	[1]
Assets
Cash and cash equivalents	$ 13,380	$ 278
Restricted deposit	629	630
Inventories	46	90
Trade receivables, net	672	717
Other accounts receivable	718	1,420
Total current assets	15,445	3,135
Other accounts receivable	233
Property, plant and equipment, net	1,542	2,315
Total non-current assets	1,775	2,315
Total assets	17,220	5,450
Liabilities and Shareholder’s
Short term loan and current portion of long-term loans	426	1,635
Trade payables	3,302	3,105	[2]
Loan from controlling shareholder	642	272
Convertible debenture	1,331	194
Derivative liabilities – warrants	343	359
Short term portion of lease liability	127	255
Financial liability
Other accounts payable	3,993	2,081	[2]
Total current liabilities	10,164	7,901
Long term lease liability	13	50
Long term loans	393	448
Total non-current liabilities	406	498
Shareholder’s Equity (Deficit)
Ordinary shares	1,212	819
Other reserve	1,500	1,500
Translation reserve	2	2
Additional paid in capital	81,234	67,257
Accumulated deficit	(80,570)	(75,876)
G Medical Innovations Holdings Ltd. shareholders’ equity (deficit)	3,378	(6,298)
Non-controlling interest	3,272	3,349
Total shareholders’ equity (deficit)	6,650	(2,949)
Total Liabilities and Shareholders’ Equity (Deficit)	$ 17,220	$ 5,450

[1]	The December 31, 2020 balances were derived from the Company’s audited annual financial statements.
[2]	Reclassification